GUIDESTONE FUNDS

Supplement dated November 21, 2014

to

Prospectus dated May 1, 2014

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.         PRINCIPAL STRATEGY CHANGES TO THE DATE TARGET FUNDS

The principal strategy changes to the Date Target Funds are effective on or about December 1, 2014.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2005 Fund, on page 5, are deleted in their entirety and replaced with the following:

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder’s later retirement years and 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	10 Years After	12 Years After
	Retirement 2005(5)
Fixed Income Select Funds(1)(2)	50.33%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%
Low-Duration Bond	37.54%	37.87%	41.24%
Medium-Duration Bond	10.23%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	0.00%
Global Bond	2.56%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	22.12%	22.00%	18.60%
Defensive Market Strategies	10.81%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%
Value Equity	5.05%	5.02%	4.32%
Growth Equity	5.05%	5.02%	4.32%
Small Cap Equity	1.21%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	7.55%	7.50%	6.40%
International Equity	5.96%	5.93%	5.06%
Emerging Markets Equity	1.59%	1.57%	1.34%

Real Assets Select Funds(1)(2)	18.00%	18.00%	20.00%
Inflation Protected Bond	10.00%	10.00%	10.00%
Flexible Income	5.00%	5.00%	5.00%
Real Estate Securities	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	2.00%	2.00%	0.00%

  (1)   These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

  (2)   All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3) The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4) This fund is not a series of the Trust and is advised by an unaffiliated adviser. (5) The retirement year of 2005 assumes that an investor retired at age 65.

i

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2015 Fund, on page 10, are deleted in their entirety and replaced with the following:

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	Retirement 2015(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	31.87%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	12.72%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	12.75%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.61%	1.60%	0.00%	0.00%	0.00%
Global Bond	4.79%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	36.09%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	18.04%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	7.98%	7.96%	6.73%	5.02%	4.32%
Growth Equity	7.98%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	2.09%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	12.04%	12.00%	10.10%	7.50%	6.40%
International Equity	9.51%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	2.53%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	17.98%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	10.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	4.92%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	1.04%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.02%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	2.02%	2.00%	2.00%	2.00%	0.00%

  (1)   These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.

  (2)   All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

  (3)   The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed income and convertible securities.

  (4)   This fund is not a series of the Trust and is advised by an unaffiliated adviser.

  (5)   The retirement year of 2015 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2025 Fund, on page 15, are deleted in their entirety and replaced with the following:

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	10 Years Before	Retirement 2025(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	24.04%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	5.95%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	9.62%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	2.40%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.07%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	44.08%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	17.48%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	11.67%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	11.67%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	3.26%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	17.73%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	14.01%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	3.72%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	11.15%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	3.92%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	1.46%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	2.77%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.00%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.00%	3.00%	2.00%	2.00%	2.00%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2025 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2035 Fund, on page 19, are deleted in their entirety and replaced with the following:

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	20 Years Before	10 Years Before	Retirement 2035(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	15.15%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.69%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	5.00%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.98%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	8.48%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	45.46%	45.45%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	1.38%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	18.88%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	18.88%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	6.32%	6.29%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	29.39%	29.30%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	23.22%	23.15%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	6.17%	6.15%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.33%	3.33%	3.00%	2.00%	2.00%	2.00%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2035 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2045 Fund, on page 23, are deleted in their entirety and replaced with the following:

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	30 Years Before	20 Years Before	10 Years Before	Retirement 2045(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	6.50%	6.50%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	0.25%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.25%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	50.10%	50.10%	45.45%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	21.14%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	21.14%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	7.82%	7.82%	6.29%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	33.40%	33.40%	29.30%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	26.39%	26.39%	23.15%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	7.01%	7.01%	6.15%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.33%	3.33%	3.33%	3.00%	2.00%	2.00%	2.00%	0.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2045 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2055 Fund, on page 27, are deleted in their entirety and replaced with the following:

•

The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•

The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

v

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	40 Years Before	30 Years Before	20 Years Before	10 Years Before	Retirement 2055(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	5.00%	5.00%	6.50%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	0.00%	0.00%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	51.00%	51.00%	50.10%	45.45%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	21.45%	21.45%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	21.45%	21.45%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	8.10%	8.10%	7.82%	6.29%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	34.00%	34.00%	33.40%	29.30%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	26.86%	26.86%	26.39%	23.15%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	7.14%	7.14%	7.01%	6.15%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.33%	3.33%	3.33%	3.33%	3.00%	2.00%	2.00%	2.00%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2055 assumes that an investor retired at age 65.

•

The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the heading “Additional Information Regarding the Funds,” the glide path included in the section entitled “Date Target Funds glide path,” on page 124, is deleted in its entirety and replaced with the following:

II.         PRINCIPAL STRATEGY CHANGES TO THE

CONSERVATIVE ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies,” the charts containing the target and potential ranges for each of the Conservative Allocation Fund (page 31) and Conservative Allocation Fund I (page 46) are deleted in their entirety and replaced with the following:

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	18%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	4%	0-10%
Growth Equity	4%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	5%	0-10%
Emerging Markets Equity	2%	0-10%

Real Assets Select Funds(1)(2)	20%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	4%	0-10%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.

III.         PORTFOLIO MANAGER CHANGE FOR THE

        EXTENDED-DURATION BOND FUND

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Extended-Duration Bond Fund on page 74, the disclosure entitled “Schroder Investment Management North America Inc.” is deleted in its entirety and replaced with the following:

Schroder Investment Management North America Inc.
Edward H. Jewett Portfolio Manager	Since August 2001
Richard A. Rezek, Jr., CFA Portfolio Manager	Since December 2002
Andrew B.J. Chorlton, CFA Portfolio Manager	Since July 2007
Neil G. Sutherland, CFA Portfolio Manager	Since November 2008
Julio C. Bonilla, CFA Portfolio Manager	Since March 2010
Eric Friedland Portfolio Manager	Since July 2014

Under the heading “Sub-Advisers,” the disclosure pertaining to Schroder Investment Management North America Inc. for the Extended-Duration Bond Fund, on page 141, is deleted in its entirety and replaced with the following:

Schroder Investment Management North America Inc. (“SIMNA”), 875 Third Avenue, 22nd Floor, New York, New York 10022: SIMNA is a registered investment adviser under the Investment Advisers Act of 1940 and is an affiliate of Schroders plc, a London Stock Exchange-listed global asset management company. As of September 30, 2014, Schroders plc and its affiliates (“Schroders”) had approximately $447.7 billion under management, with clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Investment decisions for SIMNA’s portion of the Extended-Duration Bond Fund are made by a portfolio management team. The team consists of Andrew B.J. Chorlton, CFA, Edward H. Jewett, Richard A. Rezek, Jr., CFA, Neil G. Sutherland, CFA, Julio C. Bonilla, CFA, and Eric Friedland, each a Portfolio Manager. Mr. Jewett has been a portfolio manager of the Extended-Duration Bond Fund since inception. All portfolio managers are jointly and primarily responsible for the day-to-day management of the portfolio account. The portfolio management team, except for Mr. Friedland, transitioned to SIMNA in 2013 as result of Schroders’ acquisition of STW Fixed Income Management LLC (“STW”). Prior to joining SIMNA, Messrs. Jewett, Rezek and Chorlton each were an STW Principal and Portfolio Manager, and had been with STW for more than five years. Mr. Sutherland was an STW Principal and Portfolio Manager who had been with STW since November 2008, and prior to that, he was Senior Fixed Income Manager at AXA Investment Managers. Mr. Bonilla was an STW Vice President and Portfolio Manager who had been with STW since March 2010, and prior to that, he was Senior Portfolio Manager at Wells Capital Management. Mr. Friedland joined SIMNA in July 2011 as Head of Municipal Credit Research, and prior to that, he was a Managing Director at Fitch Ratings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GUIDESTONE FUNDS

Supplement dated November 21, 2014

to

Statement of Additional Information (“SAI”) dated May 1, 2014

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

I.         CHANGES TO MANAGEMENT OF THE FUNDS

Pertaining to the section titled “Management of the Funds” beginning on page 40, effective January 2, 2015 William Craig George will replace Joseph A. Mack as Chairman of the Board of Trustees (the “Board”) of GuideStone Funds. Mr. Mack will continue to serve as a member of the Board.

In addition, under the heading “Management of the Funds,” on page 43, the paragraphs entitled Joseph A. Mack and William Craig George are deleted in their entirety and replaced with the following:

Joseph A. Mack. Mr. Mack has been the Chairman of the Board of Trustees of the Trust since June 2005 and will continue to serve as Chairman until January 2, 2015. He has been a member of the Board of Trustees since March 2002. He is the former Director of Office of Public Policy of the South Carolina Baptist Convention, where he served for 12 years. Prior to that role, he served the state of South Carolina as the Deputy Director of the state’s Retirement System, Deputy Director of the Division of Human Management and Deputy Executive Director of the Budget and Control Board. Mr. Mack has also served on several foundations and committees. He received a Bachelor of Science in Business Administration from Florida State University.

William Craig George. Mr. George has been a member of the Board of Trustees since September 2004 and will assume the role of Chairman of the Board of Trustees as of January 2, 2015. Mr George has been employed with CapStone Bank since 2011 and currently serves as the Chief Credit Officer. In his role with CapStone Bank, Mr. George underwrites and approves loans. Additionally, he oversees bank loan policy and bank lending compliance. He was previously employed with SunTrust Bank as an Executive Vice President/Regional Credit Officer. He has served on the board of Pregnancy Life Care Center Raleigh and on the Allocations Committee of Triangle United Way. Mr. George holds a Bachelor of Science degree in Business Administration from The University of North Carolina — Chapel Hill.

II.         CHANGES FOR THE GROWTH EQUITY FUND AND

SMALL CAP EQUITY FUND

In the section entitled “Control Persons of Sub-Advisers,” beginning on page 51, under the sub-headings for each of the Growth Equity Fund and Small Cap Equity Fund, the disclosures pertaining to Columbus Circle Investors are replaced with the following:

Columbus Circle Investors (“CCI”), Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902: CCI is 95% owned by Principal Global Investors, LLC (“Principal”), a wholly-owned subsidiary of Principal Financial Group®. The remaining 5% is owned by two active CCI employees. In September 2014, Principal entered into an agreement with CCI to purchase the remaining 5% ownership interest in CCI over a two-year period. CCI maintains full investment autonomy with no changes to the firm’s process, philosophy or team. Principal is a diversified asset management organization, and the firm’s investment capabilities encompass an extensive range of equity, fixed-income and real estate investments as well as specialized overlay and advisory services.

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Under the “Other Accounts Managed” chart, beginning on page 59, the section entitled “Schroder Investment Management North America Inc.” is deleted in its entirety and replaced with the following, which is current as of September 30, 2014.

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Schroder Investment Management North America Inc.
Edward H. Jewett	3	$530	N/A	N/A	120	$9,054	N/A	N/A	N/A	N/A	2	$119
Richard A. Rezek Jr., CFA	3	$530	N/A	N/A	120	$9,054	N/A	N/A	N/A	N/A	2	$119
Andrew B.J. Chorlton, CFA	3	$530	N/A	N/A	120	$9,054	N/A	N/A	N/A	N/A	2	$119
Neil G. Sutherland, CFA	3	$530	N/A	N/A	120	$9,054	N/A	N/A	N/A	N/A	2	$119
Julio C. Bonilla, CFA	3	$530	N/A	N/A	120	$9,054	N/A	N/A	N/A	N/A	2	$119
Eric Friedland	1	$396	N/A	N/A	120	$9,054	N/A	N/A	N/A	N/A	2	$119

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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